Interest-bearing loans and borrowings - Schedule of Interest-Bearing Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Non-current portion of other non-current borrowings	$ 7,071	$ 11,811		$ 0
Borrowings, Excluding Government Loans And Research Project Financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	16,506	11,118		7,413
Total non-current portion	30,413	31,534		17,063
Venture debt
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	5,109	823		0
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	4,068	10,295	[1]	7,413	[1],[2]
Convertible debt and accrued interest
Disclosure of detailed information about borrowings [line items]
Interest-bearing financing of receivables	7,329	0	[1]	0	[1],[2]
Convertible debt and accrued interest	$ 23,342	$ 19,723	[1]	$ 17,063	[1],[2]

[1]	(2) In 2019, the Company adopted IFRS 16 "Leases" standard using the modified retrospective approach. Accordingly, prior period amounts have not been restated.
[2]	In 2018, the Company adopted IFRS 15 “Revenue from Contracts with Customers” using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.